Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Company's assets and liabilities at fair value on a recurring basis

	December 31,
	2011			2010
Description	Level 1(1)	Level 2(2)	Level 3(3)	Level 1(1)	Level 2(2)	Level 3(3)
	(in millions)
Assets
Cash equivalents	$725	$—	$—	$347	$—	$—
Derivatives (foreign currency forward contracts)	—	10	—	—	22	—

Total Assets	$725	$10	$—	$347	$22	$—

Liabilities
Derivatives (foreign currency forward contracts)	$—	$9	$—	$—	$5	$—

(1)

Level 1 is based on quoted market prices available in active markets for identical assets or liabilities as of the reporting date. Cash equivalents are primarily held in registered money market funds that are valued using quoted market prices.

(2)

Level 2 is based on pricing inputs other than quoted prices in active markets, which are either directly or indirectly observable. The fair value is determined using a valuation model based on observable market inputs, including quoted foreign currency forward exchange rates and consideration of non-performance risk.

(3)	Level 3 is based on pricing inputs that are not observable and not corroborated by market data. The Company has no Level 3 assets or liabilities.